ADVISERS INVESTMENT TRUST
IFP US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.4%
Biotechnology	4.3%
Corteva Inc.		1,984,937	$88,031,956
Commercial Services	2.1%
Terminix Global Holdings Inc.(a)		895,075	42,704,028
Computers & Peripherals	2.5%
Apple Inc.		369,163	50,560,564
Diversified Financials	10.9%
CME Group Inc.		205,490	43,703,613
Intercontinental Exchange Inc.		507,817	60,277,878
S&P Global Inc.		159,386	65,419,984
Western Union Co.		2,266,233	52,055,372
			221,456,847
Diversified Support Services	3.3%
IAA Inc.(a)		1,249,619	68,154,220
Health Care Equipment & Supplies	3.1%
Alcon Inc.		903,760	63,275,410
Insurance	4.7%
Aon PLC - Class A		402,550	96,112,838
Internet Software & Services	12.0%
Alphabet Inc. - Class A(a)		32,740	79,944,204
Booking Holdings Inc.(a)		42,257	92,462,119
eBay Inc.		1,026,656	72,081,518
			244,487,841
IT Services	3.0%
Accenture PLC - Class A		209,087	61,636,757
Media	14.0%
Fox Corp. - Class A		2,482,817	92,186,995
News Corp. - Class A		3,931,928	101,325,785
News Corp. - Class B		1,598,423	38,921,600
World Wrestling Entertainment Inc. - Class A		904,203	52,344,312
			284,778,692
Pharmaceuticals	12.6%
Bristol-Myers Squibb Co.		1,524,203	101,847,244
Johnson & Johnson		502,077	82,712,165
Novartis AG - REG		779,469	71,034,668
			255,594,077
Software	11.3%
Electronic Arts Inc.		428,193	61,586,999
Microsoft Corp.		341,722	92,572,490
Oracle Corp.		962,601	74,928,862
			229,088,351
Tobacco	12.1%
Altria Group Inc.		827,517	39,456,010

ADVISERS INVESTMENT TRUST
IFP US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
British American Tobacco PLC		1,840,289	$71,278,818
Philip Morris International Inc.		1,378,380	136,611,242
			247,346,070
Toys/Games/Hobbies	3.5%
Nintendo Co. Ltd.		122,917	71,496,436
TOTAL COMMON STOCKS (Cost $1,357,173,319)			2,024,724,087
TOTAL INVESTMENTS (Cost $1,357,173,319)	99.4%		2,024,724,087
NET OTHER ASSETS (LIABILITIES)	0.6%		12,229,073
NET ASSETS	100.0%		$2,036,953,160

(a)Non-income producing security.

Abbreviations:
REG – Registered
At June 30, 2021, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	85.8%
Switzerland	6.6
Japan	3.5
United Kingdom	3.5
Total	99.4%
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